Non-cash Transactions - Summary of Non-cash Transactions (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Non Cash Transactions [Abstract]
Acquisition of Property, plant and equipment financed with trade payables	$ 9,671,103	$ 279,966,554
Acquisition of 2.36% of interest in Cofesur S.A.	35,434,064
Acquisition of interest in Yguazú Cementos S.A. financed with the settlement of loans with related parties (note 16)	97,583,285	518,091,291
Accounts payable settlement with amounts receivable under financial leasing		$ 172,579,157
Settlement of receivable for acquisition of Property, plant and equipment	$ 34,932,897